Organization and Business Description	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization and description of business

Nisun International Enterprise Development Group Co., Ltd (“Nisun International” or the “Company”), formerly known as Hebron Technology Co., Ltd, is an investment holding company established under the laws of the British Virgin Islands (“BVI”) on May 29, 2012. On November 16, 2020, the Company officially changed its Nasdaq trading symbol to “NISN” and its name from “Hebron Technology Co., Ltd” to “Nisun International Enterprise Development Group Co., Ltd”, which the management believes more closely reflects the Company’s new financial services and supply chain solutions business. The Company conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”) in the People’s Republic of China (“PRC’’).

The Company began to conduct its financial services business in 2019 through the Group’s subsidiaries and VIEs, Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech”), Beijing Hengtai Puhui Information services Co., Ltd. (“Hengtai”), Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”) and their subsidiaries. The Company provides a set of technology-driven customized financing solutions to small-and mid-size enterprises (“SME’s”) through Hengpu, Fintech, Nami and their subsidiaries. Hengpu and Fintech provide comprehensive financing solutions for SMEs, while Nami facilitates the matching of investors and SMEs. The Company commenced a technology-driven integrated supply chain solution through Fintech and its subsidiaries in January 2020 by involving the sales transactions. The Group commenced a technology-driven integrated supply chain solution through Fintech and its subsidiaries in January 2020 by involving the sales transactions. The Company launched supply chain trading business in July 2021 after generating high-quality customer and resources through its supply chain solution business.

On November 30, 2020, the Company completed the previously announced disposition of its valve manufacturing and installation business. The Company sold all equity interests in its subsidiary, Hong Kong Xibolun Technology Co., Ltd. (“Hebron HK”), pursuant to the terms of an agreement (the “Equity Transfer Agreement”), dated November 30, 2020, to Wise Metro Development Co., Ltd. for approximately $13.9 million (RMB98.3 million), to be paid in cash. Through the Hebron HK Equity Transfer, the Company sold all the equity interests it held in Zhejiang Xibolun Automation Project Technology Co., Ltd, Wenzhou Xibolun Fluid Equipment Co., Ltd., and Xuzhou Weijia Biotechnology Co., Ltd. The manufacturing and installation business have been presented as discontinued operations (“Discontinued Operations”) retroactively for the periods presented in the consolidated financial statements.

Impact of COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. After the Spring of 2020, the COVID outbreak in China has gradually been controlled and we returned to normal operations. The COVID-19 pandemic did not have a material negative impact on the Company’s financial services and supply chain solution business for the year ended December 31, 2021. In March 2022, due to the spread of new variants and subvariants of COVID-19, which may spread faster than the original COVID-19 variant in Shanghai and some other cities in China, some local government in China has imposed strict movement restrictions. In late March and May 2022, the Shanghai authorities issued strict lock-downs and shut-down orders in response to the pandemic. As a result, the employees of the PRC operating entities located in Shanghai started to work from home. As the employees are equipped and prepared for the remote work situations, and the PRC operating entities are able to continue to provide services with the customers remotely with minimum interruption. The management of the PRC operating entities do not believe the lock-down restrictions in Shanghai had a materially negative impact to the business, operations, and financial results.

With the COVID-19 resurgence gradually under control and the Zero-COVID policy being modified by the Chinese government, most of the travel restrictions and quarantine requirements were lifted in December 2022. Following this change, the Group continued to expand its sales networks to meet the increasing demands from customers. In light of the uncertainties in the global market and economic conditions attributable to the COVID-19 pandemic, the Group will continue to evaluate the nature and extent of the impact of the COVID-19 pandemic to its financial condition and liquidity.

As of December 31, 2022, the Company’s subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NiSun BVI”)	July 12, 2019	BVI	100%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”)	July 12, 2019	Hong Kong	100%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WOFE”)	December 15, 2020	PRC	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”)	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)	November 12, 2019	PRC	80%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”)	April 09, 2019	Cayman Islands	100%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”)	May 02, 2019	Hong Kong	100%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WOFE”)	April 10, 2019	PRC	100%
NiSun Ocean (Qingdao) Supply Chain Investment Co., Ltd.(“Nisun Ocean”)	July 30, 2021	PRC	100%
Zhumadian NiSun Supply Chain Management Co., Ltd.(“Nisun ZMD”)	December 29, 2021	PRC	100%
Nisun (Beijing) Supply Chain Management Co., Ltd.(“Nisun Beijing”)	November 07, 2022	PRC	100%
NiSun Haiyuan (Qingdao) Supply Chain Co., Ltd.(“Nisun Haiyuan”)	June 08, 2022	PRC	51%
Qingdao Sailang International Trade Co., Ltd.(“Sailang”)	July 31, 2022	PRC	100%
Rizhao Sailang Mining Co., Ltd.(“RZ Sailang”)	July 31, 2022	PRC	100%
NiSun Supply Chain Management (Mishan) Co., Ltd.(“Nisun MS”)	March 14, 2022	PRC	100%
Gansu Zhonghexi Trading Co., Ltd.(“Gansu Zhonghexi”)	July 31, 2022	PRC	65%

VIEs
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”)	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”)	December 31, 2019	PRC	100%
Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”)	June 04, 2015	PRC	100%

Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”)	July 12, 2019	PRC	100%
Jilin Province Lingang Supply Chain Management Co., Ltd (“Lingang”)	November 27, 2019	PRC	100%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”)**	October 29, 2019	PRC	100%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”)	December 31, 2019	PRC	100%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”)*	December 31, 2019	PRC	100%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”)	December 10, 2020	PRC	100%
Fintech (Henan) Supply Chain Management Co., Ltd. (“Fintech Henan”)	August 26, 2020	PRC	100%
Fintech (Jiangsu) Supply Chain Management Co., Ltd. (“Fintech Jiangsu”)	November 06, 2020	PRC	100%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”)	November 04, 2020	PRC	100%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”)	December 29, 2020	PRC	100%
Shanxi Fintech Supply Chain Management Co., Ltd (“Fintech Shanxi”)***	December 30, 2020	PRC	100%
Jilin Province Lingang Hengda Supply Chain Management Co., Ltd. (“Lingang Hengda”)	August 18, 2020	PRC	100%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”)	January 25, 2021	PRC	100%
Inner Mongolia Fintech Supply Chain Management Co., Ltd. (“Fintech Mongolia”)****	January 15, 2021	PRC	70%
Jiangxi Fintech Supply Chain Management Co., Ltd. (“Fintech Jiangxi”)	May 10, 2021	PRC	100%
Fintech Supply Chain Management (Shanxi) Co., Ltd. (“Fintech SX”)	May 6, 2021	PRC	100%
Liaogang NiSun (Yingkou) Supply Chain Management Co., Ltd.(“Liaogang Yingkou”)	September 03, 2018	PRC	51%
Liaogang NiSun (Shanghai) Supply Chain Management Co., Ltd.(“Liaogang SH”)	September 30, 2021	PRC	51%
Fintech (Zibo) Supply Chain Management Co., Ltd. (“Fintech Zibo”)	October 26,2021	PRC	100%
Fintech Supply Chain Management (Anhui) Co., Ltd.(“Fintech Anhui”)	June 06, 2022	PRC	100%
Fintech Supply Chain Management (Shenzhen) Co., Ltd.(“Fintech Shenzhen”)	November 21,2022	PRC	100%
Henan NiSun Huaixiang Food Co., Ltd (“Nisun Huaixiang”)	December 29,2022	PRC	100%

*	The entity was deregistered on February 19, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2021 and 2020.

**	The entity was deregistered on June 04, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2021 and 2020.
***

The entity was deregistered on February 06, 2023. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2022, 2021 and 2020.

****	The entity was deregistered on November 04, 2022. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2022, 2021 and 2020.